Share Option and Warrant Reserves (Details 5) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Outstanding warrants beginning of the year	8,211,453	1,626,740	337,813	0
Outstanding warrants, exercise price beginning of the year	$ 1.27	$ 1.66	$ 2.96	$ 0.00
Exercise Price Range 1
Statement [Line Items]
Outstanding warrants beginning of the year	189,613
Outstanding warrants, exercise price beginning of the year	$ 1.11
Exercise Price Range 2
Statement [Line Items]
Outstanding warrants beginning of the year	222,577
Outstanding warrants, exercise price beginning of the year	$ 1.11
Exercise Price Range 3
Statement [Line Items]
Outstanding warrants beginning of the year	337,813
Outstanding warrants, exercise price beginning of the year	$ 2.96
Exercise Price Range 4
Statement [Line Items]
Outstanding warrants beginning of the year	5,085,670
Outstanding warrants, exercise price beginning of the year	$ 1.20
Exercise Price Range 5
Statement [Line Items]
Outstanding warrants beginning of the year	2,375,780
Outstanding warrants, exercise price beginning of the year	$ 1.20